Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 188,553	$ 183,557	$ 136,388
Additions to property and equipment	(108,000)	(71,562)	(89,579)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(1,909)	(5,591)	(3,224)
Acquisitions, net of cash acquired	(226,972)	(189,587)	(20,961)
Net cash provided by (used in) investing activities	(336,881)	(266,740)	(113,764)
Proceeds from issuance of senior notes	250,000
Repayments of senior subordinated notes	(200,000)
Proceeds from issuance of convertible notes		287,500
Proceeds from borrowings under revolving credit facility	127,657	311,277	245,100
Repayments of borrowings under revolving credit facility and other notes	(61,539)	(397,667)	(261,596)
Proceeds from issuance of warrants		40,509
Purchase of convertible note hedges		(72,565)
Debt issuance, modification and redemption costs	(14,746)	(7,540)
Payment of contingent acquisition consideration	(517)	(750)
Repayments of borrowings under bank overdraft facility, net			(162)
Proceeds from exercises of stock options	810	2,626	7,344
Excess tax benefit from stock-based compensation expense	4,739	24,007
Repurchase of capital stock	(7,156)	(32,409)	(4,770)
Net cash (used in) provided by financing activities	99,248	154,988	(14,084)
Effect of exchange rate changes on cash	(5,984)	1,273	(255)
Net increase (decrease) in cash and cash equivalents	(55,064)	73,078	8,285
Cash and cash equivalents as of beginning of period	86,939	13,861	5,576
Cash and cash equivalents as of end of period	31,875	86,939	13,861
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(20)	(49)	(383)
Intercompany fixed asset mark-up	20	49	383
Investment in subsidiary	102,220	212,348
Funding of intercompany notes payable	51,803	4,797	(2,008)
Net cash provided by (used in) investing activities	154,043	217,194	(1,625)
Funding of intercompany notes payable, net	(51,803)	(4,797)	2,008
Issuance of capital stock	(102,220)	(212,348)
Net cash (used in) provided by financing activities	(154,023)	(217,145)	2,008
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	1,463	(39,202)	(2,375)
Investment in subsidiary	(51,110)	(80,680)
Funding of intercompany notes payable	(51,803)	(36,963)	13,805
Net cash provided by (used in) investing activities	(102,913)	(117,643)	13,805
Proceeds from issuance of senior notes	250,000
Repayments of senior subordinated notes	(200,000)
Proceeds from issuance of convertible notes		287,500
Proceeds from borrowings under revolving credit facility	127,657	311,277	245,100
Repayments of borrowings under revolving credit facility and other notes	(60,266)	(396,153)	(259,100)
Proceeds from issuance of warrants		40,509
Purchase of convertible note hedges		(72,565)
Debt issuance, modification and redemption costs	(14,746)	(7,540)
Proceeds from exercises of stock options	810	2,626	7,344
Excess tax benefit from stock-based compensation expense	4,739	24,007
Repurchase of capital stock	(7,156)	(32,409)	(4,770)
Net cash (used in) provided by financing activities	101,038	157,252	(11,426)
Net increase (decrease) in cash and cash equivalents	(412)	407	4
Cash and cash equivalents as of beginning of period	412	5	1
Cash and cash equivalents as of end of period		412	5
Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	123,255	193,206	116,424
Additions to property and equipment	(57,434)	(50,414)	(60,932)
Payments for exclusive license agreements, site acquisition costs and other intangible assets		(2,609)	(1,564)
Investment in subsidiary	(51,110)	(131,668)
Funding of intercompany notes payable		32,166	(11,797)
Acquisitions, net of cash acquired	(165,433)	(19,997)	(17,661)
Net cash provided by (used in) investing activities	(273,977)	(172,522)	(91,954)
Repayments of borrowings under revolving credit facility and other notes	(4)	(11)	(11)
Funding of intercompany notes payable, net	35,829	(38,171)	(18,506)
Payment of contingent acquisition consideration	(201)	(750)
Issuance of capital stock	51,110	80,953
Net cash (used in) provided by financing activities	86,734	42,021	(18,517)
Net increase (decrease) in cash and cash equivalents	(63,988)	62,705	5,953
Cash and cash equivalents as of beginning of period	73,379	10,674	4,721
Cash and cash equivalents as of end of period	9,391	73,379	10,674
Non-Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	63,855	29,602	22,722
Additions to property and equipment	(50,566)	(21,148)	(28,647)
Payments for exclusive license agreements, site acquisition costs and other intangible assets	(1,909)	(2,982)	(1,660)
Intercompany fixed asset mark-up	(20)	(49)	(383)
Acquisitions, net of cash acquired	(61,539)	(169,590)	(3,300)
Net cash provided by (used in) investing activities	(114,034)	(193,769)	(33,990)
Repayments of borrowings under revolving credit facility and other notes	(1,269)	(1,503)	(2,485)
Funding of intercompany notes payable, net	15,974	42,968	16,498
Payment of contingent acquisition consideration	(316)
Repayments of borrowings under bank overdraft facility, net			(162)
Issuance of capital stock	51,110	131,395
Net cash (used in) provided by financing activities	65,499	172,860	13,851
Effect of exchange rate changes on cash	(5,984)	1,273	(255)
Net increase (decrease) in cash and cash equivalents	9,336	9,966	2,328
Cash and cash equivalents as of beginning of period	13,148	3,182	854
Cash and cash equivalents as of end of period	$ 22,484	$ 13,148	$ 3,182